SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2015
Customer relationships [Member]
Intangible assets [Line Items]
Estimated useful life	12 years
Technologies [Member]
Intangible assets [Line Items]
Estimated useful life	3 years
Trade marks [Member]
Intangible assets [Line Items]
Estimated useful life	Indefinite lives
Software licenses [Member]
Intangible assets [Line Items]
Estimated useful life	3 years